Share-based option plan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of range of exercise prices of outstanding share options

	Number of shares
Description	Stock option plan(a)	Restricted stock option plan(b)	Phantom Shares(c)

As of December 31, 2019	8,184,768	589,394	965,908
Granted	—	1,382,582	4,793,582
Exercised	(2,076,558)	(244,947)	(3,568)
Canceled	—	(74,024)	(898,881)
As of December 31, 2020	6,108,210	1,653,005	4,857,041

Granted	—	300,000	580,000
Exercised	(2,035,286)	(495,093)	(140,253)
Canceled	(149,238)	(91,526)	(160,106)
As of December 31, 2021	3,923,686	1,366,386	5,136,682

	Expense
Description	Stock option plan	Restricted stock option plan	Phantom Shares(d)

As of December 31, 2019	12,742	6,152	13,373
As of December 31, 2020	9,489	13,421	28,842
As of December 31, 2021	5,933	15,877	(4,630)

(a)	As of December 31, 2021, the weighted average exercise price is R$11.79 (R$15.12 as of December 31, 2020).
(b)	The amount of 136,361 shares is equivalent to R$5,805 of income tax withheld by the Company.
(c)	As of December 31, 2021, the total obligation related to the Phantom Shares plan is R$49,828 (R$62,351 as of December 31, 2020).
(d)
Due to the negative variation in the share value, from R$39.30 to R$24.36, in the year ended December 31, 2021, there was a decrease in the estimate of remuneration and consequently a reversal of the obligation recognized in previous periods.

Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of range of exercise prices of outstanding share options
Disclosure of number and weighted average exercise prices of other equity instruments

Date of grant	Share exercise price		Fair value of option on the date of grant		Estimated volatility of share price	Expected dividend	Risk-free return rate	Average remaining maturity (in years)	Total options granted	Total outstanding options	Total vested options

December 11, 2009	R$	3.42	R$	1.93	47.67%	1.10%	8.75%	0	5,032,800	212,420	212,420
March 24, 2011	R$	6.44	R$	4.16	54.77%	1.10%	12.00%	0	1,572,000	84,000	84,000
April 05, 2011	R$	6.44	R$	4.16	54.77%	1.10%	12.00%	0	656,000	7,500	7,500
June 30, 2014	R$	19.15	R$	11.01	40.59%	1.10%	12.46%	0	2,169,122	750,927	750,927
July 01, 2015	R$	14.51	R$	10.82	40.59%	1.10%	15.69%	0	627,810	210,555	210,555
January 07, 2016	R$	14.50	R$	10.14	43.07%	1.10%	12.21%	0	820,250	317,837	317,837
July 06, 2017	R$	22.57	R$	12.82	43.35%	1.10%	10.26%	0	680,467	471,745	471,745
March 14, 2017	R$	11.85	R$	4.82	50.64%	1.10%	11.32%	0.1	9,343,510	1,868,702	43,603
									20,901,959	3,923,686	2,098,587

Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments

Date of grant	Fair value of share (in reais)	Total granted	Total not exercised

June 30, 2014	R$ 21.00	487,670	—
July 01, 2015	R$ 21.00	294,286	—
July 01, 2016	R$ 21.00	367,184	—
July 06, 2017	R$ 24.17	285,064	1,550
August 07, 2018	R$ 24.43	291,609	61,222
August 05, 2019	R$ 51.65	170,000	72,503
June 19, 2020	R$ 21.80	1,382,582	947,723
July 07, 2021	R$ 42.67	300,000	283,388
		3,578,395	1,366,386

Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments

Date of grant	Exercise price	Price at the date of grant	Current share price	Fair value at the date of grant	Estimated volatility of share price	Expected dividend	Risk-free return rate	Average remaining maturity (in years)	Total granted	Total outstanding

August 07, 2018	R$ 20.43	R$ 40.41	R$ 24.36	R$ 11.98	34.00%	1.10%	6.40%	0.6	707,400	88,404
August 05, 2019	R$ 42.09	R$ 25.34	R$ 24.36	R$ 11.98	38.80%	1.10%	6.40%	1.6	405,000	14,201
April 30, 2020	R$ 10.35	R$ 17.40	R$ 24.36	R$ 11.98	53.22%	0.00%	3.02%	1.3	3,250,000	2,985,488
April 30, 2020	R$ 10.35	R$ 17.40	R$ 24.36	R$ 11.98	53.22%	0.00%	3.02%	2.3	1,600,000	1,495,421
August 17, 2021	R$ 33.99	R$ 33.99	R$ 24.36	R$ 10.29	52.04%	0.00%	8.56%	3.6	580,000	553,168
									6,542,400	5,136,682